Share-Based Payment - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 shares segment	Dec. 31, 2022 shares
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of equity granted for share-based payment arrangement	2.9 years
Restricted share units (RSUs) [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	2,222,150,000	549,405,000
Issued	(2,149,169,000)	700,092,000
Number of shares granted (in shares)	5,293,655,000	6,171,570,000
Stock Options [Member] | Total
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled	0	0
Issued	0	0
Number of shares granted (in shares)	0	12,657,000